Other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Schedule Other Payables

Other payables as at December 31, 2021 and 2020 are analysed as follows:

	31/12/21	31/12/20
Salaries and wages	7,991	8,621
Social security contributions	5,898	5,073
Vacation accrual	4,397	3,275
Withholding taxes on payroll and on others	2,000	2,097
Advance payment from the Parent’s majority shareholder	2,500	2,500
Other accounts payable	8,667	6,703
Total	31,453	28,269